Financial Income and Costs - Summary of Details of Financial Expense (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Finance Income [line items]
Interest expenses	₩ 296,874	₩ 302,464	₩ 337,219
Loss on foreign currency transactions	49,156	40,303	37,936
Loss on foreign currency translation	72,642	12,239	121,949
Loss on settlement of derivatives		58,569	632
Loss on valuation of derivatives	2,045	209,582	138
Others	1,124	1,010	409
Total	435,659	644,531	515,087
Loans and receivables [member]
Disclosure Of Finance Income [line items]
Loss on disposal of trade receivables	₩ 13,818	20,355	15,838
Available-for-sale [member]
Disclosure Of Finance Income [line items]
Impairment loss on available-for-sale financial assets		₩ 9	₩ 966